Investments and Fair Value Measurements (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011
Foreign Currency Forward Contracts
Foreign currency forward contracts, expiration period	120 days	120 days
Recurring basis | Cash and cash equivalents
Fair Value Measurements
Total assets	334.3
Recurring basis | Short-term investments
Fair Value Measurements
Total assets	320.5
Recurring basis | Restricted cash
Fair Value Measurements
Total assets	31.1
Recurring basis | Other non-current assets
Fair Value Measurements
Total assets	6.6
Recurring basis | Long-term investments
Fair Value Measurements
Total assets	1.3
Recurring basis | Total fair value
Fair Value Measurements
Total debt available-for-sale securities	338.5
Money market instruments and funds	350.7
Trading securities	4.6
Total assets	693.8
Recurring basis | Total fair value | U.S. treasuries
Fair Value Measurements
Total debt available-for-sale securities	52.0
Recurring basis | Total fair value | U.S. Agencies
Fair Value Measurements
Total debt available-for-sale securities	65.3
Recurring basis | Total fair value | Foreign Agencies
Fair Value Measurements
Total debt available-for-sale securities	3.3
Recurring basis | Total fair value | Municipal bonds & sovereign debt instruments
Fair Value Measurements
Total debt available-for-sale securities	11.4
Recurring basis | Total fair value | Asset-backed securities
Fair Value Measurements
Total debt available-for-sale securities	21.7
Recurring basis | Total fair value | Corporate securities
Fair Value Measurements
Total debt available-for-sale securities	184.8
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements
Total debt available-for-sale securities	52.0
Money market instruments and funds	350.7
Trading securities	4.6
Total assets	407.3
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. treasuries
Fair Value Measurements
Total debt available-for-sale securities	52.0
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Total debt available-for-sale securities	286.5
Total assets	286.5
Recurring basis | Significant Other Observable Inputs (Level 2) | U.S. Agencies
Fair Value Measurements
Total debt available-for-sale securities	65.3
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign Agencies
Fair Value Measurements
Total debt available-for-sale securities	3.3
Recurring basis | Significant Other Observable Inputs (Level 2) | Municipal bonds & sovereign debt instruments
Fair Value Measurements
Total debt available-for-sale securities	11.4
Recurring basis | Significant Other Observable Inputs (Level 2) | Asset-backed securities
Fair Value Measurements
Total debt available-for-sale securities	21.7
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate securities
Fair Value Measurements
Total debt available-for-sale securities	184.8